Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 102,924,000	$ 11,851,000
Restricted Cash and Cash Equivalents, Noncurrent	20,000,000	21,000,000
Receivables [Abstract]
Provision for Doubtful Accounts	0	0
Inventory [Line Items]
Voyage expenses	13,525,000	13,542,000	$ 7,405,000
Building [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	0	0	0
Bunkers [Member]
Inventory [Line Items]
Voyage expenses	$ 3,708,000	$ 1,537,000	$ 4,799,000